Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information
Entity Registrant Name	NEWMONT MINING CORP /DE/
Entity Central Index Key	0001164727
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	We are filing this Current Report on Form 8-K solely to update portions of our Annual Report on Form 10-K for Newmont Mining Corporation (collectively, "Newmont" or the "Company") for the year ended December 31, 2017 filed on February 22, 2018 ("Newmont 2017 Annual Report") for the following: • The change in Newmont's Consolidated Statements of Cash Flows required with the adoption of Accounting Standard Update ("ASU") No. 2016-15 as of January 1, 2018 related to the classification of certain items on the statement of cash flows; and • The correction of an immaterial error in calculating and recording Newmont's asset retirement obligations and remediation liabilities. • The correction of other insignificant errors not previously recorded that the Company concluded were immaterial to our previously issued Consolidated Financial Statements. Staff Accounting Bulletin ("SAB") 108 provides that correcting prior year financial statements for immaterial errors does not require previously filed reports to be amended and that such corrections may be made the next time a registrant files the prior year financial statements. Although SAB 108 would permit the Company to correct the foregoing errors the next time it files its prior year financial statements, the Company determined to voluntarily file this Form 8-K to reflect the corrections to such prior year financial information at this time. Adoption of Accounting Standard Update No. 2016-15 The Statement of cash flows has been revised to reflect the adoption of ASU 2016-15, effective as of January 1, 2018. Upon adoption, the Company retrospectively reclassified $196 million of Repayment of debt, previously reported as a cash outflow from financing activities, to operating activities on the Consolidated Statements of Cash Flows related to accreted interest from the debt discount on the 2017 Convertible Senior Notes repaid in July 2017. Additionally, the Company retrospectively reclassified $15 million and $6 million for 2017 and 2016, respectively, of Acquisitions, net, previously reported as a cash outflow from investing activities, to operating activities on the Consolidated Statements of Cash Flows related to contingent consideration payments. Correction of Immaterial Errors In the first quarter of 2018, Newmont corrected a computation error that was immaterial to all affected prior periods related to its methodology for calculating and recording asset retirement obligations and remediation liabilities ("reclamation and remediation liabilities") under Accounting Standards Codification ("ASC") 410, "Asset Retirement and Environmental Obligations," since the adoption of the standard as of January 1, 2003. The Company concluded that the error had the effect of understating its reclamation and remediation liabilities and the related asset retirement costs resulting in immaterial errors in accretion expense, depreciation expense and impairment of long-lived assets. The Company has revised its financial statements to correct the errors for all periods presented. In evaluating the impact of the error, the Company followed the guidance of ASC 250, "Accounting Changes and Error Corrections", SAB No. 99, "Assessing Materiality," and SAB No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements." The Company concluded that the error was not material to its results of operations or financial condition on a quantitative and qualitative basis and did not require previously filed reports with the Securities and Exchange Commission to be amended. See Note 2 in Item 8 of Exhibit 99.1 attached hereto for further information about the impact on all periods presented in the Company's 2017 Annual Report on Form 10-K. The Company also elected to correct other insignificant errors not previously recorded that the Company concluded were immaterial to our previously issued Consolidated Financial Statements. This Current Report on Form 8-K is being filed solely for the purpose described above and only affects the Exhibit 99.1 Items outlined below and further described in Note 2 in Item 8 of Exhibit 99.1. All other information in the Newmont 2017 Annual Report on Form 10-K remains unchanged. Neither this Current Report on Form 8-K nor the Exhibits hereto reflect any events or developments occurring after February 22, 2018, or modify or update the disclosures in the Newmont 2017 Annual Report that may have been affected by subsequent events. Accordingly, this Current Report on Form 8-K should be read in conjunction with the Newmont 2017 Annual Report on Form 10-K and the filings made by us with the Securities and Exchange Commission subsequent to the filing of those reports, including any amendments to those filings.
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer